Schedule I Genworth Financial, Inc. Summary of Investments-Other Than Investments In Related Parties (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	$ 67,338
Carrying value	71,904
Fixed maturity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	54,558
Fair value	58,295
Carrying value	58,295
Fixed maturity securities | Bonds | US Government Agencies Debt Securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	3,946
Fair value	4,863
Carrying value	4,863
Fixed maturity securities | Bonds | Tax-exempt
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	564
Fair value	503
Carrying value	503
Fixed maturity securities | Bonds | Government - non-U.S.
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	2,017
Fair value	2,211
Carrying value	2,211
Fixed maturity securities | Bonds | Public Utility, Bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	3,756
Fair value	4,345
Carrying value	4,345
Fixed maturity securities | Bonds | All Other Corporate Bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	44,275
Fair value	46,373
Carrying value	46,373
Equity securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	356
Fair value	361
Carrying value	361
Commercial mortgage loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	6,092
Carrying value	6,092
Restricted Commercial Mortgage Loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	411
Carrying value	411
Policy loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	1,549
Carrying value	1,549
Other Invested Assets
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	3,995	[1]
Carrying value	4,819	[1]
Restricted Other Invested Assets
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost or cost	377
Carrying value	$ 377

[1]	The amount shown in the consolidated balance sheet for other invested assets differs from amortized cost or cost presented, as other invested assets include certain assets with a carrying amount that differs from amortized cost or cost.